Trade and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Notes receivable	761,158	2,553,350
Trade receivables	54,879,148	56,339,927
Less: Allowance for doubtful accounts	(3,538,562)	(2,521,648)
Trade receivables – net	51,340,586	53,818,279
Other receivables	47,503,510	41,376,604
Prepayments and deposits	6,026,927	22,626,755

	$105,632,181	$120,374,988